Intangible assets, net - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net
Amortization of Intangible Assets	$ 275,274	$ 0	$ 814,394	$ 0	$ 312,270	$ 0